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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:       10/31

Date of reporting period:       1/31/18

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	APG-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.33%

Australia–10.33%

Amcor Ltd.	2,241,075	$26,293,296

Brambles Ltd.	2,227,872	17,752,712

Computershare Ltd.	806,363	10,851,114

CSL Ltd.	129,597	15,276,740

Link Administration Holdings Ltd.	2,578,237	18,538,413

Tassal Group Ltd.	4,950,574	15,656,033

		104,368,308

China–15.06%

Baidu, Inc. -ADR(a)	37,110	9,163,201

China Biologic Products Holdings, Inc. (a)	59,210	4,791,865

China Mobile Ltd.	1,946,000	20,519,789

Industrial & Commercial Bank of China Ltd. -Class H	22,205,000	20,962,233

Inner Mongolia Yili Industrial Group Co., Ltd. -Class A	5,228,553	28,350,982

Kweichow Moutai Co., Ltd. -Class A	141,130	17,157,412

Lee & Man Paper Manufacturing Ltd.	9,241,000	10,891,778

Minth Group Ltd.	1,674,000	9,458,594

NetEase, Inc. -ADR	39,612	12,682,178

Stella International Holdings Ltd.	8,195,500	11,922,480

Want Want China Holdings Ltd.	6,990,000	6,174,533

		152,075,045

Hong Kong–19.58%

CK Asset Holdings Ltd.	4,200,160	40,141,954

CK Hutchison Holdings Ltd.	2,984,160	40,284,214

Galaxy Entertainment Group Ltd.	2,221,000	19,637,433

Hongkong Land Holdings Ltd.	3,607,400	25,955,566

Swire Properties Ltd.	7,434,800	25,994,143

WH Group Ltd. -REGS (b)	36,983,500	45,812,149

		197,825,459

Indonesia–8.50%

PT Bank Central Asia Tbk	19,565,200	33,176,608

PT Bank Mandiri Persero Tbk	38,156,800	23,268,331

PT Pakuwon Jati Tbk	196,685,300	10,432,285

PT Telekomunikasi Indonesia Persero Tbk	63,434,000	18,932,878

		85,810,102

Malaysia–5.18%

Bursa Malaysia Bhd.	7,848,300	21,918,965

Public Bank Bhd.	5,388,600	30,354,547

		52,273,512

New Zealand–1.15%

Trade Me Group Ltd.	3,514,571	11,639,690

	Shares	Value

Philippines–3.38%

Metro Pacific Investments Corp.	110,004,300	$13,842,949

SM Investments Corp.	537,066	10,723,534

SM Prime Holdings Inc.	13,365,700	9,607,370

		34,173,853

Singapore–5.95%

Keppel REIT	31,406,400	30,886,830

United Overseas Bank Ltd.	1,396,500	29,165,473

		60,052,303

South Korea–5.63%

NAVER Corp.	36,065	30,736,736

Samsung Electronics Co., Ltd.	11,148	26,126,024

		56,862,760

Taiwan–2.96%

Taiwan Semiconductor Manufacturing Co. Ltd.	3,409,464	29,879,881

Thailand–4.95%

Kasikornbank PCL	4,599,900	33,913,472

Major Cineplex Group PCL	10,005,600	9,500,402

Thai Stanley Electric PCL	911,800	6,605,981

		50,019,855

United States–3.37%

Broadcom Ltd.	137,353	34,067,664

Vietnam–1.29%

Vietnam Dairy Products JSC	1,452,910	13,022,118

Total Common Stocks & Other Equity Interests (Cost $550,542,491)		882,070,550

Money Market Funds–13.00%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	45,963,393	45,963,393

Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (c)	32,823,925	32,830,490

Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	52,529,593	52,529,593

Total Money Market Funds (Cost $131,323,386)		131,323,476

TOTAL INVESTMENTS IN SECURITIES–100.33% (Cost $681,865,877)		1,013,394,026

OTHER ASSETS LESS LIABILITIES–(0.33)%		(3,308,497)

NET ASSETS–100.00%		$1,010,085,529

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	— American Depositary Receipt
REGS	— Regulation S
REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented 4.54% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $212,495,859 and from Level 2 to Level 1 of $121,597,655 due to foreign fair value adjustments.

Invesco Asia Pacific Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$37,144,410	$67,223,898	$—	$104,368,308
China	110,593,023	41,482,022	—	152,075,045
Hong Kong	112,090,506	85,734,953	—	197,825,459
Indonesia	10,432,285	75,377,817	—	85,810,102
Malaysia	—	52,273,512	—	52,273,512
New Zealand	11,639,690	—	—	11,639,690
Philippines	34,173,853	—	—	34,173,853
Singapore	30,886,830	29,165,473	—	60,052,303
South Korea	30,736,736	26,126,024	—	56,862,760
Taiwan	—	29,879,881	—	29,879,881
Thailand	50,019,855	—	—	50,019,855
United States	34,067,664	—	—	34,067,664
Vietnam	13,022,118	—	—	13,022,118
Money Market Funds	131,323,476	—	—	131,323,476
Total Investments	$606,130,446	$407,263,580	$—	$1,013,394,026

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	EGR-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.84%

Denmark–1.91%

Carlsberg A/S -Class B	286,321	$36,769,916

France–11.25%

Bollore S.A.	6,113,408	35,520,246

Essilor International S.A.	132,986	18,887,682

Metropole Television S.A.	730,831	19,888,601

Pernod Ricard S.A.	169,525	27,002,696

Schneider Electric S.E.	504,822	47,306,072

Société BIC S.A.	152,407	17,464,387

Vicat S.A.	236,328	19,467,170

Vinci S.A.	182,458	19,707,380

Vivendi S.A.	388,068	11,384,613

		216,628,847

Germany–12.39%

Allianz S.E.	143,655	36,293,753

Deutsche Boerse AG	480,568	61,661,212

Deutsche Post AG	435,857	20,600,304

GEA Group AG	361,981	17,989,459

MorphoSys AG (a)	338,839	33,401,088

MTU Aero Engines AG	142,403	25,511,277

SAP S.E.	381,892	43,064,221

		238,521,314

Ireland–2.04%

Origin Enterprises PLC	2,867,477	21,537,835

Paddy Power Betfair PLC	152,712	17,725,075

		39,262,910

Israel–1.49%

Israel Discount Bank Ltd. -Class A(a)	9,595,790	28,734,615

Italy–3.14%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,138,513	22,558,884

Intesa Sanpaolo S.p.A.	5,061,788	19,846,190

Mediobanca Banca di Credito Finanziario S.p.A.	1,116,644	13,574,782

PRADA S.p.A.	1,108,900	4,529,102

		60,508,958

Netherlands–3.42%

Aalberts Industries N.V.	223,332	12,199,734

ING Groep N.V.	941,597	18,524,270

Wolters Kluwer N.V.	665,415	35,217,185

		65,941,189

	Shares	Value

Russia–6.25%

Sberbank of Russia PJSC -Preference Shares	31,092,640	$120,292,698

Spain–1.16%

Construcciones y Auxiliar de Ferrocarriles, S.A.	479,029	22,301,794

Sweden–2.03%

Investor AB -Class B	799,135	39,074,142

Switzerland–7.42%

Cie Financiere Richemont S.A.	220,963	21,185,463

Julius Baer Group Ltd.	470,719	32,318,625

Kuehne + Nagel International AG	48,941	8,986,802

Novartis AG	152,475	13,794,343

OC Oerlikon Corp. AG	1,506,495	26,886,088

Tecan Group AG	110,294	24,436,040

UBS Group AG	756,259	15,357,575

		142,964,936

Turkey–3.14%

Haci Omer Sabanci Holding A.S.	14,510,608	44,301,598

Tupras-Turkiye Petrol Rafinerileri A.S.	525,370	16,137,693

		60,439,291

United Kingdom–30.20%

British American Tobacco PLC	645,260	44,111,400

Compass Group PLC	1,376,727	28,978,086

Conviviality PLC	3,505,000	16,186,591

DCC PLC	681,736	71,675,126

Hays PLC	11,177,625	32,089,124

HomeServe PLC	1,851,814	20,586,679

IG Group Holdings PLC	2,357,021	25,868,433

Informa PLC	2,403,407	23,756,831

John Wood Group PLC	3,532,741	32,492,260

Jupiter Fund Management PLC	2,738,160	22,999,276

Lloyds Banking Group PLC	26,663,777	26,314,561

Micro Focus International PLC	751,427	22,937,835

Reckitt Benckiser Group PLC	288,555	27,871,237

RELX PLC	1,608,710	35,328,054

Savills PLC	1,798,086	26,141,926

Smith & Nephew PLC	1,025,674	18,479,837

Standard Life Aberdeen PLC	5,020,434	30,329,692

TP ICAP PLC	2,236,988	16,833,201

Ultra Electronics Holdings PLC	1,258,519	27,267,259

Unilever N.V.	540,439	31,268,157

		581,515,565

Total Common Stocks & Other Equity Interests (Cost $1,102,990,698)		1,652,956,175

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

Money Market Funds–13.67%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (b)	92,146,740	$92,146,740

Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (b)	65,806,370	65,819,531

Invesco Treasury Portfolio – Institutional Class, 1.22% (b)	105,310,559	105,310,559

Total Money Market Funds (Cost $263,275,751)		263,276,830

TOTAL INVESTMENTS IN SECURITIES–99.51% (Cost $1,366,266,449)		1,916,233,005

OTHER ASSETS LESS LIABILITIES–0.49%		9,365,739

NET ASSETS–100.00%		$1,925,598,744

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco European Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $85,825,208 and from Level 2 to Level 1 of $212,177,594, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$36,769,916	$—	$—	$36,769,916
France	216,628,847	—	—	216,628,847
Germany	238,521,314	—	—	238,521,314
Ireland	39,262,910	—	—	39,262,910
Israel	28,734,615	—	—	28,734,615
Italy	40,662,768	19,846,190	—	60,508,958
Netherlands	47,416,919	18,524,270	—	65,941,189
Russia	—	120,292,698	—	120,292,698
Spain	22,301,794	—	—	22,301,794
Sweden	—	39,074,142	—	39,074,142
Switzerland	121,779,473	21,185,463	—	142,964,936
Turkey	60,439,291	—	—	60,439,291
United Kingdom	454,621,363	126,894,202	—	581,515,565
Money Market Funds	263,276,830	—	—	263,276,830
Total Investments	$1,570,416,040	$345,816,965	$—	$1,916,233,005

Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	GLG-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.39%

Australia–2.09%

Amcor Ltd.	806,444	$9,461,562

CSL Ltd.	47,043	5,545,373

		15,006,935

Brazil–5.46%

B3 S.A. - Brasil, Bolsa, Balcão	1,300,731	10,642,530

Banco Bradesco S.A. -ADR	920,686	11,692,712

Cielo S.A.	1,016,181	8,569,395

Kroton Educacional S.A.	1,624,678	8,282,672

		39,187,309

Canada–4.08%

CGI Group Inc. -Class A (a)	174,909	10,011,052

Peyto Exploration & Development Corp.	672,313	6,132,806

PrairieSky Royalty Ltd.	301,316	7,461,858

Suncor Energy, Inc.	156,697	5,676,763

		29,282,479

China–2.84%

Baidu, Inc. -ADR(a)	21,101	5,210,259

Kweichow Moutai Co., Ltd. -Class A	60,591	7,366,150

NetEase, Inc. -ADR	24,365	7,800,698

		20,377,107

Denmark–1.61%

Carlsberg A/S -Class B	90,090	11,569,538

France–3.79%

Pernod Ricard S.A.	69,519	11,073,296

Schneider Electric S.E.	112,392	10,532,077

Vivendi S.A.	191,900	5,629,702

		27,235,075

Germany–3.61%

Deutsche Boerse AG	89,657	11,503,802

GEA Group AG	122,115	6,068,779

SAP S.E.	73,733	8,314,535

		25,887,116

Hong Kong–3.33%

CK Hutchison Holdings Ltd.	845,232	11,410,081

WH Group Ltd. -REGS (b)	10,093,500	12,503,006

		23,913,087

Indonesia–1.28%

PT Bank Mandiri Persero Tbk	15,064,400	9,186,395

Ireland–1.04%

Paddy Power Betfair PLC	64,142	7,444,875

	Shares	Value

Israel–0.86%

Check Point Software Technologies Ltd. (a)	59,594	$6,162,616

Italy–1.99%

Intesa Sanpaolo S.p.A.	1,856,615	7,279,391

Mediobanca Banca di Credito Finanziario S.p.A.	447,596	5,441,321

PRADA S.p.A.	378,100	1,544,281

		14,264,993

Japan–2.23%

FANUC Corp.	22,500	6,118,626

Keyence Corp.	7,700	4,694,473

Yahoo! Japan Corp.	1,071,600	5,169,278

		15,982,377

Mexico–1.56%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	114,698	11,187,643

South Korea–1.85%

NAVER Corp.	15,616	13,308,883

Spain–1.36%

Amadeus IT Group S.A.	125,420	9,737,032

Switzerland–1.95%

Cie Financiere Richemont S.A.	77,166	7,398,512

Julius Baer Group Ltd.	96,571	6,630,372

		14,028,884

Taiwan–1.80%

Taiwan Semiconductor Manufacturing Co. Ltd.	1,471,428	12,895,310

Thailand–1.12%

Kasikornbank PCL -NVDR	1,091,800	8,014,618

Turkey–0.46%

Akbank T.A.S.	1,135,145	3,299,471

United Kingdom–8.35%

British American Tobacco PLC	167,701	11,464,411

Compass Group PLC	260,236	5,477,586

Lloyds Banking Group PLC	7,415,431	7,318,311

Reckitt Benckiser Group PLC	99,490	9,609,639

RELX PLC	429,475	9,431,480

Smith & Nephew PLC	359,568	6,478,431

Standard Life Aberdeen PLC	634,042	3,830,406

Unilever N.V.	109,219	6,319,079

		59,929,343

United States–43.73%

Advance Auto Parts, Inc.	69,179	8,093,251

Alphabet Inc. -Class A (a)	11,052	13,065,895

Alphabet Inc. -Class C (a)	8,189	9,580,639

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

	Shares	Value

United States–(continued)

Aon PLC	45,240	$6,431,771

Apple Inc.	104,969	17,574,960

BB&T Corp.	156,564	8,640,767

Blue Buffalo Pet Products, Inc. (a)	296,828	10,086,215

Broadcom Ltd.	52,100	12,922,363

Cardinal Health, Inc.	121,966	8,755,939

Casey’s General Stores, Inc.	49,063	5,942,020

Celgene Corp. (a)	77,221	7,811,676

Cisco Systems, Inc.	318,964	13,249,765

Comcast Corp. -Class A	238,187	10,130,093

Dollar General Corp.	97,210	10,024,295

Eagle Materials Inc.	48,368	5,419,634

Expedia, Inc.	58,846	7,532,877

First Republic Bank	54,834	4,910,385

Gilead Sciences, Inc.	65,632	5,499,962

IHS Markit Ltd. (a)	172,931	8,253,997

Ingersoll-Rand PLC	94,840	8,974,709

JPMorgan Chase & Co.	115,659	13,378,277

Kansas City Southern	84,934	9,608,583

Las Vegas Sands Corp.	163,806	12,698,241

LogMeIn, Inc.	72,227	9,086,157

Mattel, Inc.	263,168	4,168,581

Microsoft Corp.	117,610	11,174,126

Mondelez International, Inc. -Class A	157,115	6,975,906

Newell Brands, Inc.	217,869	5,760,456

Nielsen Holdings PLC	257,142	9,619,682

Occidental Petroleum Corp.	65,988	4,947,120

PayPal Holdings, Inc. (a)	103,985	8,872,000

Priceline Group Inc. (The) (a)	6,909	13,210,354

PTC Inc. (a)	122,666	8,915,365

Schlumberger Ltd.	97,283	7,158,083

Versum Materials, Inc.	146,879	5,405,147

		313,879,291

Total Common Stocks & Other Equity Interests (Cost $471,870,642)		691,780,377

Money Market Funds–3.12%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	7,850,127	7,850,127

Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	5,605,686	5,606,807

Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	8,971,574	8,971,574

Total Money Market Funds (Cost $22,428,330)		22,428,508

TOTAL INVESTMENTS IN SECURITIES–99.51% (Cost $494,298,972)		714,208,885

OTHER ASSETS LESS LIABILITIES–0.49%		3,508,378

NET ASSETS–100.00%		$717,717,263

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented 1.74% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Global Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $23,335,502 and from Level 2 to Level 1 of $27,140,431, due to foreign fair value adjustments.

Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities
Australia	$9,461,562	$5,545,373	$—	$15,006,935
Brazil	39,187,309	—	—	39,187,309
Canada	29,282,479	—	—	29,282,479
China	20,377,107	—	—	20,377,107
Denmark	11,569,538	—	—	11,569,538
France	27,235,075	—	—	27,235,075
Germany	25,887,116	—	—	25,887,116
Hong Kong	23,913,087	—	—	23,913,087
Indonesia	—	9,186,395	—	9,186,395
Ireland	7,444,875	—	—	7,444,875
Israel	6,162,616	—	—	6,162,616
Italy	6,985,602	7,279,391	—	14,264,993
Japan	—	15,982,377	—	15,982,377
Mexico	11,187,643	—	—	11,187,643
South Korea	13,308,883	—	—	13,308,883
Spain	—	9,737,032	—	9,737,032
Switzerland	6,630,372	7,398,512	—	14,028,884
Taiwan	—	12,895,310	—	12,895,310
Thailand	8,014,618	—	—	8,014,618
Turkey	3,299,471	—	—	3,299,471
United Kingdom	32,714,373	27,214,970	—	59,929,343
United States	313,879,291	—	—	313,879,291
Money Market Funds	22,428,508	—	—	22,428,508
Total Investments	$618,969,525	$95,239,360	$—	$714,208,885

Invesco Global Growth Fund

Invesco Global Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	GLOPP-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.90%

Brazil–6.43%

EZ Tec Empreendimentos e Participacoes S.A.	288,679	$2,017,810

Telefonica Brasil S.A. -Preference Shares	120,700	2,039,120

		4,056,930

Canada–4.81%

Canadian Natural Resources Ltd.	54,479	1,859,816

PrairieSky Royalty Ltd.	47,573	1,178,108

		3,037,924

China–3.14%

JD.com, Inc. -ADR (a)	40,206	1,979,341

France–3.90%

Airbus S.E.	8,964	1,029,414

Legrand S.A.	17,208	1,430,234

		2,459,648

Germany–10.97%

Bayer AG	35,282	4,617,671

Volkswagen AG -Preference Shares	10,484	2,304,072

		6,921,743

Hong Kong–4.27%

Standard Chartered PLC (a)	233,714	2,697,872

Indonesia–1.14%

PT Bank Rakyat Indonesia (Persero) Tbk	2,599,800	717,580

Mexico–2.46%

Fibra Uno Administracion S.A. de C.V.	986,500	1,553,497

Norway–1.69%

Statoil ASA	45,572	1,067,687

South Korea–1.45%

Hyundai Motor Co., Ltd. -Preference Shares	10,556	913,486

Sweden–2.99%

Autoliv, Inc.	5,383	819,346

Lundin Petroleum AB (a)	42,916	1,070,135

		1,889,481

Switzerland–1.79%

LafargeHolcim Ltd.	1	52

Novartis AG	12,498	1,130,688

		1,130,740

United Arab Emirates–1.45%

Borr Drilling Ltd. (a)	198,870	913,123

United Kingdom–20.63%

Barclays PLC	552,286	1,569,743

	Shares	Value

United Kingdom–(continued)

Booker Group PLC	265,648	$854,661

Essentra PLC	183,882	1,335,402

Rolls-Royce Holdings PLC	307,470	3,806,680

Royal Dutch Shell PLC -Class A	29,058	1,020,874

Tesco PLC	1,025,388	3,042,718

Thomas Cook Group PLC	777,749	1,393,561

		13,023,639

United States–28.78%

American Express Co.	14,677	1,458,894

Baker Hughes, a GE Co.	24,570	789,926

Berkshire Hathaway Inc. -Class B (a)	5,837	1,251,336

Citigroup Inc.	22,063	1,731,504

First Republic Bank	32,453	2,906,166

JPMorgan Chase & Co.	18,751	2,168,928

Las Vegas Sands Corp.	13,924	1,079,388

Markel Corp. (a)	1,281	1,470,191

Monsanto Co.	1,290	157,122

National Oilwell Varco Inc.	67,540	2,477,367

Union Pacific Corp.	9,507	1,269,185

United Technologies Corp.	10,170	1,403,562

		18,163,569

Total Common Stocks & Other Equity Interests (Cost $52,755,600)		60,526,260

Money Market Funds–2.78%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (b)	614,742	614,742

Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (b)	438,548	438,636

Invesco Treasury Portfolio – Institutional Class, 1.22% (b)	702,562	702,562

Total Money Market Funds (Cost $1,755,915)		1,755,940

TOTAL INVESTMENTS IN SECURITIES–98.68% (Cost $54,511,515)		62,282,200

OTHER ASSETS LESS LIABILITIES–1.32%		834,176

NET ASSETS–100.00%		$63,116,376

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $4,070,164 and from Level 2 to Level 1 of $8,446,231, due to foreign fair value adjustments.

Invesco Global Opportunities Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities
Brazil	$4,056,930	$—	$—	$4,056,930
Canada	3,037,924	—	—	3,037,924
China	1,979,341	—	—	1,979,341
France	1,029,414	1,430,234	—	2,459,648
Germany	6,921,743	—	—	6,921,743
Hong Kong	2,697,872	—	—	2,697,872
Indonesia	—	717,580	—	717,580
Mexico	1,553,497	—	—	1,553,497
Norway	—	1,067,687	—	1,067,687
South Korea	913,486	—	—	913,486
Sweden	819,346	1,070,135	—	1,889,481
Switzerland	1,130,688	52	—	1,130,740
United Arab Emirates	913,123	—	—	913,123
United Kingdom	10,433,022	2,590,617	—	13,023,639
United States	18,163,569	—	—	18,163,569
Money Market Funds	1,755,940	—	—	1,755,940

Total Investments	$55,405,895	$6,876,305	$—	$62,282,200

Invesco Global Opportunities Fund

Invesco Global Responsibility Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	GLRE-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.81%

Australia–0.74%

Cochlear Ltd.	173	$ 24,217

Insurance Australia Group Ltd.	6,303	36,743

		60,960

Canada–6.52%

Canadian Imperial Bank of Commerce	242	23,976

CGI Group Inc. -Class A (a)	238	13,622

CI Financial Corp.	10,756	258,931

IGM Financial, Inc.	456	16,286

West Fraser Timber Co., Ltd.	3,229	225,925

		538,740

China–1.20%

Yangzijiang Shipbuilding Holdings Ltd.	81,800	99,582

Denmark–1.75%

Danske Bank A/S	3,570	145,020

Finland–0.16%

Stora Enso Oyj -Class R	755	12,972

France–7.04%

Faurecia	3,565	320,350

Kering S.A.	377	190,869

Vinci S.A.	654	70,639

		581,858

Germany–4.95%

Covestro AG -REGS (b)	2,780	319,528

HOCHTIEF AG	495	89,362

		408,890

Hong Kong–0.42%

HK Electric Investments and HK Electric Investments Ltd. -REGS (b)	37,500	34,659

Israel–2.12%

Check Point Software Technologies Ltd. (a)	1,698	175,590

Japan–7.99%

Asahi Glass Co., Ltd.	3,700	163,444

Brother Industries, Ltd.	2,700	69,475

Canon Inc.	5,100	204,588

Dai Nippon Printing Co., Ltd.	8,900	198,979

Haseko Corp.	1,500	23,502

		659,988

Sweden–0.23%

Loomis AB -Class B	477	19,068

	Shares	Value

Switzerland–4.78%

Adecco Group AG	1,986	$163,247

Nestle S.A.	1,178	101,682

Sika AG	15	129,797

		394,726

United Kingdom–6.35%

Electrocomponents PLC	4,069	35,391

Fiat Chrysler Automobiles N.V. (a)	11,831	283,717

Pearson PLC	5,032	49,568

Persimmon PLC	2,209	78,471

RELX N.V.	1,021	22,709

Unilever N.V.	951	55,022

		524,878

United States–51.56%

AbbVie Inc.	915	102,681

Aflac, Inc.	3,111	274,390

Allstate Corp. (The)	475	46,916

American Tower Corp. -Class A	1,920	283,584

Ameriprise Financial, Inc.	907	153,011

AMETEK, Inc.	1,852	141,308

Anthem, Inc.	108	26,768

Ashland Global Holdings Inc.	863	62,645

Bank of America Corp.	312	9,984

Baxter International Inc.	4,465	321,614

Best Buy Co., Inc.	1,757	128,366

Biogen Inc. (a)	732	254,597

Cadence Design Systems, Inc. (a)	966	43,335

Cigna Corp.	816	170,014

Citigroup Inc.	4,516	354,416

Citizens Financial Group, Inc.	269	12,347

Conagra Brands, Inc.	3,642	138,396

Deere & Co.	1,093	181,897

Facebook, Inc. -Class A (a)	74	13,830

Gilead Sciences, Inc.	1,792	150,170

HP Inc.	13,774	321,210

Intel Corp.	4,439	213,693

International Business Machines Corp.	505	82,668

Johnson & Johnson	471	65,087

JPMorgan Chase & Co.	1,266	146,438

Juniper Networks, Inc.	2,326	60,825

Lincoln National Corp.	1,166	96,545

ManpowerGroup Inc.	161	21,154

Michael Kors Holdings Ltd. (a)	662	43,692

NVR, Inc. (a)	12	38,138

Procter & Gamble Co. (The)	543	46,883

Prudential Financial, Inc.	815	96,838

Total System Services, Inc.	406	36,077

Vertex Pharmaceuticals Inc. (a)	152	25,364

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

	Shares	Value

United States–(continued)

Waste Management, Inc.	1,078	$95,327

		4,260,208

Total Common Stocks & Other Equity Interests (Cost $6,840,934)		7,917,139

Money Market Funds–16.15%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	467,104	467,104

Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	333,596	333,663

Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	533,833	533,833

Total Money Market Funds (Cost $1,334,582)		1,334,600

TOTAL INVESTMENTS IN SECURITIES–111.96% (Cost $8,175,516)		9,251,739

OTHER ASSETS LESS LIABILITIES–(11.96)%		(988,582)

NET ASSETS–100.00%		$8,263,157

Investment Abbreviations:

REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $354,187, which represented 4.29% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Responsibility Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Responsibility Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Global Responsibility Equity Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $351,711 and from Level 2 to Level 1 of $413,795, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$60,960	$—	$—	$60,960
Canada	538,740	—	—	538,740
China	—	99,582	—	99,582
Denmark	145,020	—	—	145,020
Finland	—	12,972	—	12,972
France	581,858	—	—	581,858
Germany	319,528	89,362	—	408,890
Hong Kong	34,659	—	—	34,659
Israel	175,590	—	—	175,590
Japan	—	659,988	—	659,988
Sweden	19,068	—	—	19,068
Switzerland	—	394,726	—	394,726
United Kingdom	186,139	338,739	—	524,878
United States	4,260,208	—	—	4,260,208
Money Market Funds	1,334,600	—	—	1,334,600
Total Investments	$7,656,370	$1,595,369	$—	$9,251,739

Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	GSMG-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.02%

Australia–0.87%

Computershare Ltd.	363,138	$4,886,697

Brazil–7.34%

B3 S.A. - Brasil, Bolsa, Balcão	1,844,200	15,089,172

BR Malls Participacoes S.A.	1,435,798	5,788,237

Cielo S.A.	928,664	7,831,369

Kroton Educacional S.A.	1,455,501	7,420,201

Raia Drogasil S.A.	182,700	4,839,329

		40,968,308

Canada–7.87%

Celestica Inc. (a)	633,000	6,396,903

Fairfax Financial Holdings Ltd.	20,671	10,873,282

Onex Corp.	167,223	12,524,051

Open Text Corp.	180,620	6,185,134

Peyto Exploration & Development Corp.	574,158	5,237,441

TFI International Inc.	105,000	2,714,634

		43,931,445

China–2.42%

Lee & Man Paper Manufacturing Ltd.	5,300,000	6,246,772

NetEase, Inc. -ADR	22,693	7,265,391

		13,512,163

Colombia–0.57%

Gran Tierra Energy Inc. (a)	1,149,433	3,177,294

France–2.41%

Bollore S.A.	1,559,165	9,059,092

Société BIC S.A.	38,200	4,377,355

		13,436,447

Germany–6.99%

Deutsche Boerse AG	128,494	16,486,940

MorphoSys AG (a)	157,821	15,557,221

MTU Aero Engines AG	39,000	6,986,789

		39,030,950

Hong Kong–6.42%

Hongkong Land Holdings Ltd.	1,497,100	10,771,769

WH Group Ltd. -REGS (b)	20,220,500	25,047,509

		35,819,278

Ireland–1.20%

Origin Enterprises PLC	893,254	6,709,298

Israel–1.66%

Israel Discount Bank Ltd. -Class A(a)	3,086,000	9,241,034

Romania–1.09%

Fondul Proprietatea S.A.	24,772,980	6,086,402

	Shares	Value

Switzerland–1.20%

Tecan Group AG	30,373	$6,729,250

Turkey–3.87%

Haci Omer Sabanci Holding A.S.	3,414,111	10,423,448

Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	11,169,709

		21,593,157

United Kingdom–19.60%

Compass Group PLC	159,205	3,351,032

DCC PLC	269,908	28,377,099

HomeServe PLC	888,210	9,874,261

IG Group Holdings PLC	901,552	9,894,582

Informa PLC	899,791	8,894,117

John Wood Group PLC	947,487	8,714,478

Jupiter Fund Management PLC	958,750	8,053,056

Micro Focus International PLC	309,601	9,450,787

Savills PLC	689,358	10,022,405

Standard Life Aberdeen PLC	886,100	5,353,150

Ultra Electronics Holdings PLC	341,249	7,393,551

		109,378,518

United States–31.51%

American Woodmark Corp. (a)	18,775	2,550,584

Amphenol Corp. -Class A	36,167	3,355,213

Aptiv PLC	31,884	3,025,154

BioMarin Pharmaceutical Inc. (a)	27,990	2,525,538

Black Knight, Inc. (a)	65,438	3,239,181

Boston Scientific Corp. (a)	155,666	4,352,421

Burlington Stores, Inc. (a)	23,846	2,902,297

Cadence Design Systems, Inc. (a)	83,682	3,753,974

Centene Corp. (a)	39,135	4,196,837

Chemours Co. (The)	48,264	2,491,388

Cheniere Energy, Inc. (a)	68,958	3,900,264

Cinemark Holdings, Inc.	63,881	2,350,821

Constellation Brands, Inc. -Class A	16,332	3,584,384

CoStar Group Inc. (a)	17,687	6,121,648

DexCom Inc. (a)	33,517	1,950,689

Diamondback Energy Inc. (a)	26,743	3,356,246

Dollar Tree, Inc. (a)	24,753	2,846,595

E*TRADE Financial Corp. (a)	113,330	5,972,491

Electronic Arts Inc. (a)	42,897	5,446,203

Entegris Inc.	82,757	2,693,740

Fidelity National Information Services, Inc.	54,299	5,558,046

FLIR Systems, Inc.	70,099	3,589,770

Gartner, Inc. (a)	18,594	2,579,732

Genesee & Wyoming Inc. -Class A (a)	38,395	3,065,841

GoDaddy, Inc. -Class A (a)	38,010	2,099,292

Guidewire Software Inc. (a)	39,031	3,101,013

Hilton Worldwide Holdings Inc.	35,589	3,048,198

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

Hologic, Inc. (a)	87,880	$3,752,476

Humana Inc.	10,288	2,899,467

Huntington Ingalls Industries, Inc.	10,249	2,434,547

Intercontinental Exchange, Inc.	40,692	3,004,697

LivaNova PLC (a)	19,274	1,648,891

MarketAxess Holdings, Inc.	12,913	2,533,660

Masco Corp.	101,680	4,541,029

Mettler-Toledo International Inc. (a)	3,738	2,524,122

Microsemi Corp. (a)	45,257	2,796,430

Neurocrine Biosciences, Inc. (a)	26,322	2,249,741

Pinnacle Foods Inc.	58,303	3,611,288

Quanta Services, Inc. (a)	68,012	2,617,782

Republic Services, Inc.	57,302	3,942,378

Roper Technologies, Inc.	7,039	1,975,073

S&P Global Inc.	14,564	2,637,540

SBA Communications Corp. -Class A (a)	24,850	4,336,325

ServiceMaster Global Holdings, Inc. (a)	57,018	3,005,989

ServiceNow, Inc. (a)	30,104	4,481,582

Sherwin-Williams Co. (The)	10,588	4,416,361

Stanley Black & Decker Inc.	26,458	4,398,113

Summit Materials, Inc. -Class A (a)	115,308	3,684,091

TD Ameritrade Holding Corp.	61,726	3,443,694

Teradyne, Inc.	65,380	2,997,019

Worldpay, Inc. -Class A (a)	49,642	3,986,749

Wynn Resorts Ltd.	11,205	1,855,436

Zayo Group Holdings, Inc. (a)	66,155	2,427,888

		175,859,928

Total Common Stocks & Other Equity Interests (Cost $327,814,337)		530,360,169

Money Market Funds–4.62%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	9,029,140	9,029,140

Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	6,447,479	6,448,769

Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	10,319,017	10,319,017

Total Money Market Funds (Cost $25,796,804)		25,796,926

TOTAL INVESTMENTS IN SECURITIES–99.64% (Cost $353,611,141)		556,157,095

OTHER ASSETS LESS LIABILITIES–0.36%		1,987,048

NET ASSETS–100.00%		$ 558,144,143

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented 4.49% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $10,771,769 and from Level 2 to Level 1 of $36,671,741, due to foreign fair value adjustments.

Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$4,886,697	$—	$—	$4,886,697
Brazil	40,968,308	—	—	40,968,308
Canada	43,931,445	—	—	43,931,445
China	13,512,163	—	—	13,512,163
Colombia	3,177,294	—	—	3,177,294
France	13,436,447	—	—	13,436,447
Germany	39,030,950	—	—	39,030,950
Hong Kong	25,047,509	10,771,769	—	35,819,278
Ireland	6,709,298	—	—	6,709,298
Israel	9,241,034	—	—	9,241,034
Romania	6,086,402	—	—	6,086,402
Switzerland	6,729,250	—	—	6,729,250
Turkey	21,593,157	—	—	21,593,157
United Kingdom	109,378,518	—	—	109,378,518
United States	175,859,928	—	—	175,859,928
Money Market Funds	25,796,926	—	—	25,796,926
Total Investments	$545,385,326	$10,771,769	$—	$556,157,095

Invesco Global Small & Mid Cap Growth Fund

Invesco International Companies Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	ICO-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.92%

Belgium–3.13%

Anheuser-Busch InBev S.A./N.V.	31,622	$3,588,269

Bermuda–1.97%

Liberty Latin America Ltd. -Class C (a)	99,622	2,258,431

Brazil–3.17%

Cielo S.A.	430,436	3,629,841

Canada–2.31%

Ritchie Bros. Auctioneers Inc.	81,395	2,646,965

China–12.92%

Alibaba Group Holding Ltd. -ADR(a)	18,666	3,813,277
Baidu, Inc. -ADR(a)	9,003	2,223,021
Kweichow Moutai Co., Ltd. -Class A	42,991	5,226,488
New Oriental Education & Technology Group, Inc. -ADR	9,714	894,562
Sinopharm Group Co. Ltd. -Class H	604,000	2,663,093
		14,820,441

Denmark–2.05%

DSV A/S	28,651	2,356,396

France–4.66%

Bureau Veritas S.A.	96,210	2,820,090
Edenred	78,321	2,529,096
		5,349,186

Germany–3.03%

Scout24 AG -REGS (b)	75,122	3,476,880

Hong Kong–3.89%

AIA Group Ltd.	307,600	2,641,464
Sands China Ltd.	306,800	1,823,577
		4,465,041

Japan–14.23%

Japan Tobacco Inc.	94,800	3,141,325
Kao Corp.	36,800	2,564,598
Keyence Corp.	3,800	2,316,753
MISUMI Group Inc.	71,800	2,176,143
SMC Corp.	4,600	2,276,772
SoftBank Group Corp.	46,500	3,847,339
		16,322,930

Luxembourg–1.30%

L’Occitane International S.A.	803,750	1,489,834

Russia–2.27%

Magnit PJSC	27,405	2,602,073

	Shares	Value

South Africa–3.71%

Naspers Ltd. -Class N	14,900	$4,253,974

South Korea–4.10%

AMOREPACIFIC Corp. -Preference Shares(a)	11,126	1,620,317
Samsung Electronics Co., Ltd. -Preference Shares	1,549	3,077,295
		4,697,612

Switzerland–0.99%

Nestle S.A.	13,160	1,135,935

United Kingdom–24.27%

Diageo PLC	60,970	2,192,264
Domino’s Pizza Group PLC	570,990	2,737,706
Experian PLC	107,706	2,481,907
Howden Joinery Group PLC	574,072	3,779,079
Liberty Global PLC -Series A(a)	125,025	4,673,435
Reckitt Benckiser Group PLC	47,050	4,544,512
Rotork PLC	783,745	3,281,629
Spirax-Sarco Engineering PLC	8,542	688,260
Unilever N.V.	59,771	3,458,168
		27,836,960

United States–3.92%

Accenture PLC -Class A	7,091	1,139,524
Nielsen Holdings PLC	89,698	3,355,602
		4,495,126
Total Common Stocks & Other Equity Interests (Cost $83,778,167)		105,425,894

Money Market Funds–7.94%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	3,186,179	3,186,179
Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (c)	2,275,313	2,275,768
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	3,641,348	3,641,348
Total Money Market Funds (Cost $9,103,263)		9,103,295
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $92,881,430)		114,529,189
OTHER ASSETS LESS LIABILITIES–0.14%		164,958
NET ASSETS–100.00%		$114,694,147

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented 3.03% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco International Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Companies Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco International Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $24,462,313 and from Level 2 to Level 1 of $7,730,854, due to foreign fair value adjustments.

Invesco International Companies Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$3,588,269	$—	$3,588,269
Bermuda	2,258,431	—	—	2,258,431
Brazil	3,629,841	—	—	3,629,841
Canada	2,646,965	—	—	2,646,965
China	12,157,348	2,663,093	—	14,820,441
Denmark	2,356,396	—	—	2,356,396
France	5,349,186	—	—	5,349,186
Germany	3,476,880	—	—	3,476,880
Hong Kong	—	4,465,041	—	4,465,041
Japan	—	16,322,930	—	16,322,930
Luxembourg	1,489,834	—	—	1,489,834
Russia	—	2,602,073	—	2,602,073
South Africa	4,253,974	—	—	4,253,974
South Korea	1,620,317	3,077,295	—	4,697,612
Switzerland	—	1,135,935	—	1,135,935
United Kingdom	17,318,084	10,518,876	—	27,836,960
United States	4,495,126	—	—	4,495,126
Money Market Funds	9,103,295	—	—	9,103,295
Total Investments	$70,155,677	$44,373,512	$—	$114,529,189

Invesco International Companies Fund

Invesco International Core Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	I-ICE-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.98%

Argentina–0.50%

MercadoLibre Inc.	1,272	$492,391

Australia–4.82%

Ansell Ltd.	61,309	1,242,480

Brambles Ltd.	180,611	1,439,192

Qantas Airways Ltd.	489,164	2,077,267

		4,758,939

Brazil–2.17%

Banco do Brasil S.A.	48,000	597,534

Petróleo Brasileiro S.A. -ADR(a)	115,509	1,543,200

		2,140,734

Canada–2.77%

Suncor Energy, Inc.	52,844	1,914,413

Vermilion Energy, Inc.	21,629	817,682

		2,732,095

China–1.16%

Baidu, Inc. -ADR(a)	4,622	1,141,264

France–2.50%

Altran Technologies S.A.	39,925	743,008

Valeo S.A.	21,956	1,730,907

		2,473,915

Germany–8.43%

Bayer AG	18,180	2,379,379

Infineon Technologies AG	32,243	937,095

KION Group AG	10,478	961,584

SAP S.E.	10,046	1,132,842

Siemens AG	19,256	2,920,396

		8,331,296

Hong Kong–2.30%

AIA Group Ltd.	265,000	2,275,643

India–1.99%

Housing Development Finance Corp. Ltd.	33,704	1,036,920

InterGlobe Aviation Ltd. -REGS (b)	48,517	927,002

		1,963,922

Ireland–2.83%

James Hardie Industries PLC	93,049	1,633,172

Ryanair Holdings PLC -ADR(a)	9,498	1,165,500

		2,798,672

Italy–6.20%

Banca Mediolanum S.p.A.	176,801	1,734,038

Enel S.p.A.	422,818	2,682,385

	Shares	Value

Italy–(continued)

Prysmian S.p.A.	48,637	$1,711,249

		6,127,672

Japan–18.02%

Asahi Group Holdings, Ltd.	56,200	2,835,686

Daito Trust Construction Co., Ltd.	6,900	1,211,323

Hitachi, Ltd.	198,000	1,585,519

KDDI Corp.	91,300	2,311,372

Komatsu Ltd.	43,293	1,686,355

Mitsui O.S.K. Lines, Ltd.	46,400	1,671,045

NTT DOCOMO, Inc.	64,500	1,603,227

ORIX Corp.	99,500	1,864,284

Seven & i Holdings Co., Ltd.	37,800	1,558,072

Shimano Inc.	10,300	1,474,038

		17,800,921

Luxembourg–1.96%

ArcelorMittal (a)	53,233	1,931,444

Netherlands–6.22%

ING Groep N.V.	131,483	2,586,698

Philips Lighting N.V.	52,693	2,073,762

Randstad Holding N.V.	21,065	1,487,537

		6,147,997

Norway–1.41%

Orkla ASA	133,485	1,388,903

Singapore–1.53%

DBS Group Holdings Ltd.	75,060	1,508,155

South Africa–0.69%

Naspers Ltd. -Class N	2,404	686,346

South Korea–1.20%

Samsung Electronics Co., Ltd.	506	1,185,842

Sweden–4.26%

SSAB AB -Class B (a)	334,781	1,744,171

Svenska Handelsbanken AB -Class A	169,198	2,461,714

		4,205,885

Switzerland–6.83%

ABB Ltd.	44,125	1,230,304

Glencore PLC	196,072	1,123,832

Novartis AG -ADR	10,534	948,692

UBS Group AG	169,703	3,446,209

		6,749,037

Turkey–0.59%

Akbank T.A.S.	200,000	581,330

United Kingdom–13.62%

Imperial Brands PLC	21,954	903,471

Just Eat PLC (a)	149,514	1,730,507

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

	Shares	Value

United Kingdom–(continued)

Liberty Global PLC -Series A(a)	46,881	$1,752,412
Rio Tinto PLC	41,829	2,329,229
Royal Dutch Shell PLC -Class A -ADR	48,176	3,383,882
St. James’s Place PLC	113,101	1,908,503
Vodafone Group PLC -ADR	44,882	1,446,098
		13,454,102

United States–4.98%

Aon PLC	8,469	1,204,038
Aptiv PLC	13,618	1,292,076
Carnival PLC	21,446	1,513,317
Shire PLC -ADR	6,492	909,139
		4,918,570
Total Common Stocks & Other Equity Interests (Cost $83,570,359)		95,795,075

	Shares	Value

Money Market Funds–3.60%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	2,136,910	$2,136,910
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	1,424,606	1,424,606
Total Money Market Funds (Cost $3,561,516)		3,561,516
TOTAL INVESTMENTS IN SECURITIES–100.58% (Cost $87,131,875)		99,356,591
OTHER ASSETS LESS LIABILITIES–(0.58)%		(575,705)
NET ASSETS–100.00%		$98,780,886

Investment Abbreviations:

ADR	—American Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
02/13/2018	Barclays Bank PLC	USD	2,401,093	GBP	1,785,000	$134,417

02/13/2018	Barclays Bank PLC	GBP	1,785,000	USD	2,346,898	(188,611)
02/13/2018	Goldman Sachs International	JPY	119,500,000	USD	1,092,816	(2,492)
02/13/2018	JPMorgan Chase Bank, N.A.	JPY	119,500,000	USD	1,092,638	(2,670)
Subtotal						(193,773)
Total Forward Foreign Currency Contracts—Currency Risk						$(59,356)

Abbreviations:

GBP	—British Pound Sterling
JPY	—Japanese Yen
USD	—United States Dollar

See accompanying notes which are an integral part of this schedule.

Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Core Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco International Core Equity Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco International Core Equity Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were no material transfers between valuation levels. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $9,055,857 and from Level 2 to Level 1 of $17,308,710, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Argentina	$492,391	$—	$—	$492,391
Australia	3,319,747	1,439,192	—	4,758,939
Brazil	2,140,734	—	—	2,140,734
Canada	2,732,095	—	—	2,732,095
China	1,141,264	—	—	1,141,264
France	2,473,915	—	—	2,473,915
Germany	8,331,296	—	—	8,331,296
Hong Kong	—	2,275,643	—	2,275,643
India	1,963,922	—	—	1,963,922
Ireland	1,165,500	1,633,172	—	2,798,672
Italy	6,127,672	—	—	6,127,672
Japan	—	17,800,921	—	17,800,921
Luxembourg	1,931,444	—	—	1,931,444
Netherlands	3,561,299	2,586,698	—	6,147,997
Norway	1,388,903	—	—	1,388,903
Singapore	—	1,508,155	—	1,508,155
South Africa	686,346	—	—	686,346
South Korea	—	1,185,842	—	1,185,842
Sweden	2,461,714	1,744,171	—	4,205,885
Switzerland	6,749,037	—	—	6,749,037
Turkey	581,330	—	—	581,330
United Kingdom	13,454,102	—	—	13,454,102
United States	4,918,570	—	—	4,918,570
Money Market Funds	3,561,516	—	—	3,561,516
Total Investments in Securities	69,182,797	30,173,794	—	99,356,591
Other Investments – Assets*
Forward Foreign Currency Contracts	—	134,417	—	134,417
Other Investments – Liabilities*
Forward Foreign Currency Contracts	—	(193,773)	—	(193,773)
Total Investments	$69,182,797	$30,114,438	$—	$99,297,235

* Unrealized appreciation (depreciation).

Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	IGR-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.91%

Australia–4.61%

Amcor Ltd.	16,884,969	$198,102,020
Brambles Ltd.	19,676,804	156,793,852
CSL Ltd.	662,727	78,121,473
		433,017,345

Brazil–6.41%

B3 S.A. - Brasil, Bolsa, Balcão	22,707,702	185,793,527
Banco Bradesco S.A. -ADR	13,795,825	175,206,977
Cielo S.A.	14,282,016	120,439,401
Kroton Educacional S.A.	23,598,636	120,306,772
		601,746,677

Canada–8.16%

Canadian National Railway Co.	1,217,848	97,606,062
Cenovus Energy Inc.	5,574,674	53,163,354
CGI Group Inc. -Class A (a)	4,524,865	258,984,143
Fairfax Financial Holdings Ltd.	117,833	61,982,074
Great-West Lifeco Inc.	2,705,426	76,499,769
PrairieSky Royalty Ltd.	4,094,532	101,397,923
Suncor Energy, Inc.	3,201,796	115,993,520
		765,626,845

China–2.44%

Baidu, Inc. -ADR(a)	330,774	81,674,716
Kweichow Moutai Co., Ltd. -Class A	1,213,126	147,481,770
		229,156,486

Denmark–2.03%

Carlsberg A/S -Class B	1,479,921	190,054,416

France–7.07%

Essilor International S.A.	744,611	105,755,314
Pernod Ricard S.A.	936,017	149,092,953
Schneider Electric S.E.	2,454,011	229,961,493
Vinci S.A.	970,263	104,798,592
Vivendi S.A.	2,527,752	74,155,763
		663,764,115

Germany–10.39%

Allianz S.E.	847,374	214,085,016
Deutsche Boerse AG	2,353,251	301,943,341
Deutsche Post AG	3,004,376	141,998,542
GEA Group AG	1,665,415	82,766,537
SAP S.E.	2,080,609	234,620,800
		975,414,236

Hong Kong–3.79%

CK Hutchison Holdings Ltd.	15,598,823	210,573,941
Galaxy Entertainment Group Ltd.	16,399,090	144,995,959
		355,569,900

	Shares	Value

Italy–1.98%

Intesa Sanpaolo S.p.A.	28,913,214	$113,362,540
Mediobanca S.p.A.	5,965,553	72,521,844
		185,884,384

Japan–4.67%

FANUC Corp.	346,612	94,257,299
Japan Tobacco Inc.	2,730,100	90,465,512
Kao Corp.	1,331,900	92,820,333
Keyence Corp.	102,700	62,613,301
Yahoo! Japan Corp.	20,296,600	97,908,520
		438,064,965

Mexico–2.01%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR(b)	1,930,451	188,296,190

Netherlands–2.87%

ING Groep N.V.	5,110,898	100,547,956
Wolters Kluwer N.V.	3,192,859	168,982,526
		269,530,482

Singapore–1.80%

United Overseas Bank Ltd.	8,081,366	168,776,841

South Korea–3.30%

NAVER Corp.	249,629	212,748,668
Samsung Electronics Co., Ltd.	41,183	96,514,893
		309,263,561

Spain–1.61%

Amadeus IT Group S.A.	1,950,943	151,462,234

Sweden–2.35%

Investor AB -Class B	4,514,973	220,762,070

Switzerland–5.61%

Cie Financiere Richemont S.A.	1,283,610	123,069,799
Julius Baer Group Ltd.	2,388,954	164,020,802
Kuehne + Nagel International AG	299,207	54,941,954
Novartis AG	1,040,953	94,174,538
UBS Group AG	4,468,451	90,742,155
		526,949,248

Taiwan–2.38%

Taiwan Semiconductor Manufacturing Co. Ltd.	25,455,887	223,090,455

Thailand–1.74%

Kasikornbank PCL -NVDR	22,290,200	163,626,516

Turkey–1.03%

Akbank T.A.S.	33,393,627	97,063,645

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

United Kingdom–15.29%

British American Tobacco PLC	3,228,762	$220,725,307
Compass Group PLC	7,864,443	165,535,003
Informa PLC	12,370,847	122,281,463
Lloyds Banking Group PLC	150,201,969	148,234,771
Reckitt Benckiser Group PLC	1,503,910	145,261,154
RELX PLC	10,028,907	220,239,677
Royal Dutch Shell PLC -Class B	2,388,301	84,757,122
Smith & Nephew PLC	5,304,656	95,575,377
Standard Life Aberdeen PLC	12,760,996	77,092,355
Unilever N.V.	2,678,279	154,957,078
		1,434,659,307

United States–2.37%

Broadcom Ltd.	894,986	221,983,378
Total Common Stocks & Other Equity Interests (Cost $5,765,507,524)		8,813,763,296

	Shares	Value

Money Market Funds–5.75%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	191,185,605	$191,185,605
Invesco Liquid Assets Portfolio – Institutional Class, 1.48% (c)	134,172,668	134,199,502
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	214,729,681	214,729,679
Total Money Market Funds (Cost $540,114,581)		540,114,786
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $6,305,622,105)		9,353,878,082
OTHER ASSETS LESS LIABILITIES–0.34%		31,960,266
NET ASSETS–100.00%		$9,385,838,348

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2018 represented 2.01% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco International Growth Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $834,102,608 and from Level 2 to Level 1 of $779,632,453, due to foreign fair value adjustments.

Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$198,102,020	$234,915,325	$—	$433,017,345
Brazil	601,746,677	—	—	601,746,677
Canada	765,626,845	—	—	765,626,845
China	229,156,486	—	—	229,156,486
Denmark	190,054,416	—	—	190,054,416
France	663,764,115	—	—	663,764,115
Germany	975,414,236	—	—	975,414,236
Hong Kong	210,573,941	144,995,959	—	355,569,900
Italy	72,521,844	113,362,540	—	185,884,384
Japan	—	438,064,965	—	438,064,965
Mexico	188,296,190	—	—	188,296,190
Netherlands	168,982,526	100,547,956	—	269,530,482
Singapore	—	168,776,841	—	168,776,841
South Korea	212,748,668	96,514,893	—	309,263,561
Spain	—	151,462,234	—	151,462,234
Sweden	—	220,762,070	—	220,762,070
Switzerland	403,879,449	123,069,799	—	526,949,248
Taiwan	—	223,090,455	—	223,090,455
Thailand	163,626,516	—	—	163,626,516
Turkey	97,063,645	—	—	97,063,645
United Kingdom	753,980,123	680,679,184	—	1,434,659,307
United States	221,983,378	—	—	221,983,378
Money Market Funds	540,114,786	—	—	540,114,786
Total Investments	$6,657,635,861	$2,696,242,221	$—	$9,353,878,082

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value 10/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 01/31/2018	Dividend Income
Fomento Economico Mexicano, S.A.B.de C.V. -ADR	$169,397,075	$—	$—	$18,899,115	$—	$188,296,190	$1,301,690

Invesco International Growth Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2018

invesco.com/us	SOPP-QTR-1	03/18	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2018

(Unaudited)

	Shares	Value

Common Stocks–95.11%

Australia–3.34%

National Veterinary Care Ltd.	819,429	$1,881,843

Brazil–1.99%

Arcos Dorados Holdings, Inc. -Class A (a)	109,492	1,122,293

China–2.55%

Hollysys Automation Technologies Ltd.	56,571	1,435,206

France–6.91%

Ipsos	37,559	1,434,323
Vicat S.A.	29,863	2,459,921
		3,894,244

Hong Kong–1.84%

Clear Media Ltd.	1,134,000	1,035,209

Israel–1.89%

Sarine Technologies Ltd.	1,272,629	1,067,235

Monaco–5.67%

GasLog Ltd.	158,307	3,197,801

Netherlands–6.15%

Aalberts Industries N.V.	15,737	859,649
SBM Offshore N.V.	139,513	2,603,277
		3,462,926

Poland–4.46%

Inter Cars SA	29,532	2,511,615

United Kingdom–12.14%

DCC PLC	5,015	527,258
DFS Furniture PLC	570,508	1,594,094
Equiniti Group PLC -REGS (b)	327,653	1,260,697
Howden Joinery Group PLC	234,448	1,543,356
Jardine Lloyd Thompson Group PLC	99,989	1,913,680
		6,839,085

United States–48.17%

Alliance Data Systems Corp.	6,575	1,687,539
Axalta Coating Systems Ltd. (a)	53,898	1,697,787
Booz Allen Hamilton Holding Corp.	57,390	2,248,540
CommScope Holding Co., Inc. (a)	63,769	2,463,396
Encore Capital Group, Inc. (a)	71,866	2,978,846
Global Payments Inc.	25,593	2,860,786
ION Geophysical Corp. (a)	5,474	96,069
Liberty Broadband Corp. -Class A(a)	8,276	783,241
Microsemi Corp. (a)	48,410	2,991,254
Nuance Communications, Inc. (a)	111,642	1,988,344
Performant Financial Corp. (a)	465,586	1,187,244
Sabre Corp.	84,927	1,763,934

	Shares	Value

United States–(continued)

Spirit Airlines Inc. (a)	74,326	$3,130,611
TiVo Corp.	90,707	1,265,363
		27,142,954
Total Common Stocks (Cost $42,511,532)		53,590,411

Money Market Funds–2.26%

Invesco Government & Agency Portfolio – Institutional Class, 1.24% (c)	445,796	445,796
Invesco Liquid Assets Portfolio –Institutional Class, 1.48% (c)	318,348	318,412
Invesco Treasury Portfolio – Institutional Class, 1.22% (c)	509,482	509,482
Total Money Market Funds (Cost $1,273,690)		1,273,690
TOTAL INVESTMENTS IN SECURITIES–97.37% (Cost $43,785,222)		54,864,101
OTHER ASSETS LESS LIABILITIES–2.63%		1,480,237
NET ASSETS–100.00%		$56,344,338

Investment Abbreviations:

REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2018 represented 2.24% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

See accompanying notes which are an integral part of this schedule.

Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended January 31, 2018, there were transfers from Level 1 to Level 2 of $2,578,565 and from Level 2 to Level 1 of $859,649, due to foreign fair value adjustments.

Invesco Select Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$1,881,843	$—	$—	$1,881,843
Brazil	1,122,293	—	—	1,122,293
China	1,435,206	—	—	1,435,206
France	3,894,244	—	—	3,894,244
Hong Kong	—	1,035,209	—	1,035,209
Israel	1,067,235	—	—	1,067,235
Monaco	3,197,801	—	—	3,197,801
Netherlands	3,462,926	—	—	3,462,926
Poland	2,511,615	—	—	2,511,615
United Kingdom	5,295,729	1,543,356	—	6,839,085
United States	27,142,954	—	—	27,142,954
Money Market Funds	1,273,690	—	—	1,273,690
Total Investments	$52,285,536	$2,578,565	$—	$54,864,101

Invesco Select Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 14, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 14, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.